                       UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21666

                                     ------

                           Hatteras Master Fund, L.P.
                             -----------------------
               (Exact name of registrant as specified in charter)

                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
                             -----------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
                             -----------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324
                                    --------

                        Date of fiscal year end: March 31
                                      -----

                   Date of reporting period: December 31, 2006
                                     -------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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ITEM 1. SCHEDULE OF INVESTMENTS.

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
PERCENTAGES ARE AS FOLLOWS:

Absolute Return                  (19.10%)
Energy and Natural Resources     (12.79%)
Enhanced Fixed Income            (18.11%)
Opportunistic Equity             (32.64%)
Private Equity Composite          (9.34%)
Real Estate Composite             (5.43%)

                                                                     COST     FAIR VALUE
                                                                  ----------- -----------
INVESTMENTS IN UNDERLYING FUNDS (97.41%)

ABSOLUTE RETURN (19.10%)

     D.E. Shaw Composite Fund, LLC  (a, b)                        $10,000,000  $11,296,001
     Stark Investments, L.P. (a, b)                                 8,000,000    8,506,076
     Deephaven Event Fund, LLC (a, b)                               7,000,000    8,083,441
     OZ Asia Domestic Partners, L.P. (a, b)                         7,000,000    7,701,653
     Citadel Wellington, LLC (a, b)                                 5,785,759    7,363,687
     Montrica Global Oppurtunities Fund, L.P. (a, b)                7,000,000    7,172,972
     Black River Global Multi-Strategy Leveraged Fund, LLC (a, b)   6,000,000    6,576,755
     Courage Special Situations Fund, L.P. (a, b)                   4,827,675    5,677,338
     Waterstone Market Neutral Fund, L.P. (a, b)                    5,000,000    5,019,403
     Smith Breeden Mortgage Partners, L.P. (a, b)                   4,413,258    4,975,574
                                                                               -----------
                                                                                72,372,900
                                                                               -----------
ENERGY AND NATURAL RESOURCES (12.79%)

     Black River Commodity Multi-Strategy Fund, LLC (a, b)          7,000,000    7,495,815
     Southport Energy Plus Partners, L.P. (a, b)                    5,083,819    7,393,741
     Treaty Oak Partners, L.P. (a, b)                               6,000,000    6,789,083
     Centennial Energy Partners, L.P. (a, b)                        6,000,000    5,630,031
     Touradji Deeprock Partners, L.P. (a, b)                        4,000,000    4,127,284
     All-Cap Energy Hedge Fund, LLC (a, b)                          4,234,684    4,046,108
     Ospraie Special Opportunities, L.P. (a, b)                     3,750,000    3,861,050
     Cambridge Energy, L.P. (a, b)                                  2,566,534    3,762,097
     EnerVest Energy Institutional Fund X-A, L.P. (a, b)            2,568,183    2,856,398
     Natural Gas Partners VIII, L.P. (a, b)                           988,310    1,390,851
     ArcLight Energy Partners Fund III, L.P. (a, b)                   575,184      541,264
     Merit Energy Partners F-II, L.P. (a, b)                          375,696      380,522
     NGP Energy Technology Partners, L.P.  (a, b)                     237,000      188,469
                                                                               -----------
                                                                                48,462,713
                                                                               -----------

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
ENHANCED FIXED INCOME (18.11%)

      BDCM Partners I, L.P. (a, b)                                 11,500,000   13,287,471
      Contrarian Capital Fund I, L.P. (a, b)                        8,880,064   11,282,392
      ARX Global High Yield Securities Fund I, L.P. (a, b)          7,000,000    7,832,318
      Drawbridge Special Opportunities Fund, L.P. (a, b)            7,000,000    7,449,073
      D.B. Zwirn Special Opportunities Fund, L.P. (a, b)            6,500,000    7,427,270
      Ore Hill Fund, L.P. (a, b)                                    5,221,928    6,389,527
      Greylock Global Opportunity Fund, L.P. (a, b)                 4,922,405    5,414,616
      Lazard Emerging Income, L.P. (a, b)                           3,000,000    3,380,416
      Melody Fund, L.P. (a, b)                                      3,000,000    3,246,779
      Blackrock International Bond Fund (a)                         2,900,000    2,916,391
                                                                               -----------
                                                                                68,626,253
                                                                               -----------


OPPORTUNISTIC EQUITY (32.64%)

      Healthcor, L.P. (a, b)                                       11,000,000   12,832,706
      Visium Long Bias Fund, L.P. (a, b)                           10,964,983   11,227,246
      Liberty Square Strategic Partners IV (Asia), L.P. (a, b)      9,000,000    9,634,933
      Ellerston Global Equity Managers Fund (U.S.), L.P. (a, b)     7,000,000    7,956,117
      Artis Technology Qualified 2X, L.P. (a, b)                    7,000,000    7,935,060
      SR Global Fund, L.P. (Class G) Emerging (a, b)                4,281,970    7,118,840
      GMO Mean Reversion Fund A (a, b)                              5,770,065    6,549,737
      Gradient Europe Fund, L.P. (a, b)                             3,500,000    6,467,928
      Sansar Capital, L.P. (a, b)                                   5,000,000    5,931,840
      D.E. Shaw Oculus Fund LLC (a, b)                              5,000,000    5,738,081
      SR Global Fund, L.P. (Class C) International (a, b)           3,457,674    5,704,559
      Standard Pacific Japan Fund, L.P. (a, b)                      5,500,000    5,485,879
      CRM Windridge Partners, L.P. (a, b)                           4,522,017    5,287,415
      SCP Domestic Fund, L.P. (a, b)                                4,002,947    5,005,965
      SR Global Fund, L.P. (Class H) Japan (a, b)                   3,665,240    4,348,384
      Asian Century Quest Fund (QP) L.P. (a, b)                     3,000,000    3,216,239
      The Raptor Global Fund, L.P. (a, b)                           2,500,000    3,078,095
      The Platinum Fund Ltd. (a, b)                                 2,535,461    3,071,495
      CCM Small Cap Value Qualified Fund, L.P. (a, b)               2,500,000    2,598,799
      Witches Rock Fund, L.P. (a, b)                                2,003,000    2,400,312
      Algebris Global Financials Fund, L.P. (a, b)                  2,000,000    2,073,800
                                                                               -----------
                                                                               123,663,430
                                                                               -----------

PRIVATE EQUITY COMPOSITE (9.34%)

      Crosslink Crossover Fund IV, L.P. (a, b)                      6,883,399    8,099,430
      Integral Capital Partners VII, L.P. (a, b)                    6,000,000    6,493,711
      Pipe Equity Partners, LLC (a, b)                              3,824,693    4,516,355
      OCM European Principal Opportunties Fund, L.P. (a, b)         3,080,307    3,171,473
      OCM Mezzanine Fund II, L.P. (a, b)                            2,300,000    2,390,035

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

      Encore Consumer Capital Fund, L.P. (a, b)                     1,253,544     1,231,262
      Brazos Equity Fund II, L.P. (a, b)                            1,244,258     1,109,793
      Private Equity Investment Fund IV, L.P. (a, b)                1,109,391     1,084,858
      Strategic Value Global Opportunities Fund I-A, L.P (a, b)     1,000,000     1,000,000
      Actis Umbrella Fund, L.P. (a, b)                              1,008,914       984,266
      Sterling Capital Partners II, L.P. (a, b)                       715,549       647,180
      VCFA Private Equity Partners IV, L.P. (a, b)                    532,558       578,866
      Great Point Partners I, L.P. (a, b)                             450,000       392,179
      Halifax Fund II, L.P. (a, b)                                    475,269       348,191
      Sanderling Venture Partners VI, L.P. (a, b)                     350,000       289,573
      Claremont Creek Ventures, L.P. (a, b)                           280,000       220,780
      Carlyle Japan International Partners II, L.P. (a, b)            218,049       208,627
      Sanderling Venture Partners VI Co-Investment Fund, L.P.(a, b)   250,000       202,831
      VCFA Venture Partners V, L.P. (a, b)                            160,000       160,000
      CJIP II Co-Invest, L.P. (a, b)                                   48,764        48,764
                                                                               ------------
                                                                                 35,406,814
                                                                               ------------

REAL ESTATE COMPOSITE (5.43%)

      Wells Street Partners, LLC (a, b)                             2,686,675     4,186,807
      ING Clarion Global, L.P. (a, b)                               3,000,000     3,455,063
      ING Clarion U.S., L.P. (a, b)                                 2,356,915     3,397,755
      ColonyEdge, L.P.(a, b)                                        2,000,000     2,152,163
      Colony Investors VII, L.P. (a, b)                             1,892,681     2,087,966
      Oak Hill REIT Plus Fund, L.P. (a, b)                          2,000,000     1,900,787
      Security Capital Preferred Growth, Inc. (b)                   1,714,042     1,626,971
      Transwestern Mezzanine Realty Partner II, LLC (b)             1,080,461     1,124,525
      ORBIS Real Estate Fund I (a, b)                                 707,967       641,258
      Benson Elliot Real Estate Partners II, L.P. (a, b)               85,338           648
      Rockwood Capital Real Estate Partners Fund VII, L.P. (a, b)      62,893             -
                                                                               ------------
                                                                                 20,573,943
                                                                               ------------

TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $323,688,997)                       369,106,053

OTHER ASSETS IN EXCESS OF LIABILITIES (2.59%)                                     9,820,375
                                                                               ------------
PARTNERS' CAPITAL -- 100.00%                                                   $378,926,428
                                                                               ============

----------
a- Non-income producing securities

b-Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of December 31, 2006 was $320,788,997 and $366,189,662 respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Master Fund, L.P.

By (Signature and Title)* /s/ David B. Perkins
                  --------------------------------------------
                  David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins
                ----------------------------------------
                David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date March 1, 2007


By (Signature and Title)* /s/ J. Michael Fields
              ------------------------------------------
              J. Michael Fields, Chief Financial Officer (principal financial officer)

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.